UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
APRIL 30, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 3.1%
Comcast, Cl A	59,800	$1,813,734

ELECTRIC UTILITIES — 22.7%
ITC Holdings	27,700	2,145,642
NextEra Energy	21,600	1,389,960
Northeast Utilities	54,840	2,016,467
NV Energy	77,100	1,283,715
Pinnacle West Capital	48,400	2,340,140
PPL	64,000	1,750,400
Southern	50,300	2,310,782

		13,237,106

ENERGY — 25.8%
Cenovus Energy	53,200	1,928,500
Enbridge	40,400	1,692,356
Ensco ADR	21,400	1,169,510
Exxon Mobil	20,200	1,744,068
FMC Technologies *	17,700	831,900
Hess	16,700	870,738
MarkWest Energy Partners LP (A)	29,100	1,750,365
Noble Energy	12,100	1,201,772
Occidental Petroleum	12,650	1,153,933
Royal Dutch Shell ADR, Cl A	16,700	1,194,718
Schlumberger	20,300	1,505,042

		15,042,902

FINANCIALS — 4.1%
American Tower REIT	36,500	2,393,670

GAS — 4.1%
ONEOK	17,300	1,485,897
South Jersey Industries	18,100	891,425

		2,377,322

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
AES *	71,500	895,180

INDUSTRIALS — 1.5%
Union Pacific	8,100	910,764

MULTI-UTILITIES — 15.8%
CMS Energy	105,800	2,432,342
DTE Energy	37,650	2,122,707
NiSource	70,600	1,740,290
PG&E	53,200	2,350,376
Vectren	19,800	583,110

		9,228,825

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT RESEARCH FUND APRIL 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TELECOMMUNICATION SERVICES — 13.6%
AT&T	71,200	$2,343,192
BCE	53,400	2,164,302
CenturyLink	50,050	1,929,928
Telefonica Brasil ADR	52,800	1,503,216

		7,940,638

WATER UTILITIES — 6.3%
American Water Works	76,100	2,605,664
Aqua America	47,100	1,069,641

		3,675,305

TOTAL COMMON STOCK (Cost $49,970,360)		57,515,446

SHORT-TERM INVESTMENT — 3.6%

SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (B) (Cost $2,073,317)	2,073,317	2,073,317

TOTAL INVESTMENTS — 102.1% (Cost $52,043,677)†		$59,588,763

Percentages are based on Net Assets of $58,390,500.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At April 30, 2012, the security amounted to $1,750,365 or 3.0% of net assets.
(B)	Rate shown is the 7-day effective yield as of April 30, 2012.

ADR	—	American Depositary Receipt
Cl	—	Class
LP	—	Limited Partnership
REIT	—	Real Estate Investment Trust

†	At April 30, 2012, the tax basis cost of the Fund’s investments was $52,043,677, and the unrealized appreciation and depreciation were $8,161,655 and $(616,569), respectively.

As of April 30, 2012, all of the Fund’s investments are Level 1. There were no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WHR-QH-001-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012